LVIP Goldman Sachs Income Builder Fund
Schedule of Investments
March 31, 2019 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–37.95%
U.S. MARKETS–30.84%
Aerospace & Defense–0.54%
Northrop Grumman	360	$ 97,056
Raytheon	205	37,326
		134,382
Banks–3.52%
Bank of America	2,914	80,397
BB&T	3,585	166,810
Commerce Bancshares	1,310	76,059
Cullen/Frost Bankers	460	44,652
JPMorgan Chase & Co.	1,838	186,061
M&T Bank	594	93,270
SunTrust Banks	2,772	164,241
Wells Fargo & Co.	1,488	71,900
		883,390
Biotechnology–0.18%
Gilead Sciences	715	46,482
		46,482
Capital Markets–0.52%
Northern Trust	1,434	129,648
		129,648
Chemicals–0.35%
DowDuPont	571	30,440
Ecolab	321	56,669
		87,109
Commercial Services & Supplies–0.44%
Republic Services	1,365	109,719
		109,719
Communications Equipment–1.14%
Cisco Systems	5,314	286,903
		286,903
Diversified Telecommunication Services–0.81%
Verizon Communications	3,422	202,343
		202,343
Electric Utilities–0.84%
Pinnacle West Capital	1,178	112,593
Xcel Energy	1,759	98,874
		211,467
Electronic Equipment, Instruments & Components–0.28%
TE Connectivity	860	69,445
		69,445
Energy Equipment & Services–0.30%
Schlumberger	1,717	74,810
		74,810
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Equity Real Estate Investment Trusts–2.17%
American Tower	496	$ 97,742
AvalonBay Communities	461	92,537
Camden Property Trust	765	77,647
Crown Castle International	1,135	145,280
Hudson Pacific Properties	2,412	83,021
Ventas	761	48,559
		544,786
Food Products–0.46%
Mondelez International Class A	2,328	116,214
		116,214
Health Care Equipment & Supplies–1.48%
Abbott Laboratories	1,744	139,415
Medtronic	2,547	231,981
		371,396
Health Care Providers & Services–0.12%
CVS Health	549	29,608
		29,608
Hotels, Restaurants & Leisure–0.64%
McDonald's	845	160,465
		160,465
Household Durables–0.30%
DR Horton	1,804	74,650
		74,650
Household Products–0.59%
Procter & Gamble	1,427	148,479
		148,479
Industrial Conglomerates–0.68%
Honeywell International	1,074	170,680
		170,680
Insurance–0.50%
Principal Financial Group	1,108	55,611
Travelers	507	69,540
		125,151
Interactive Media & Services–0.51%
†Alphabet Class A	108	127,104
		127,104
IT Services–0.26%
Fidelity National Information Services	581	65,711
		65,711
LVIP Goldman Sachs Income Builder Fund–1

LVIP Goldman Sachs Income Builder Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Machinery–0.38%
Stanley Black & Decker	703	$ 95,727
		95,727
Media–0.80%
Comcast Class A	4,996	199,740
		199,740
Multi-Utilities–1.24%
Ameren	1,353	99,513
CMS Energy	1,799	99,917
Public Service Enterprise Group	980	58,222
Sempra Energy	420	52,861
		310,513
Oil, Gas & Consumable Fuels–3.43%
Antero Midstream	3,059	42,153
Chevron	2,617	322,362
Energy Transfer L.P.	9,132	140,359
Exxon Mobil	1,009	81,527
Marathon Petroleum	1,162	69,546
Plains All American Pipeline L.P.	2,141	52,476
Williams	5,262	151,124
		859,547
Pharmaceuticals–3.42%
Bristol-Myers Squibb	2,633	125,620
Johnson & Johnson	2,487	347,658
Merck & Co.	1,414	117,602
Pfizer	6,259	265,820
		856,700
Road & Rail–0.63%
Union Pacific	950	158,840
		158,840
Semiconductors & Semiconductor Equipment–0.96%
Intel	2,283	122,597
Texas Instruments	1,125	119,329
		241,926
Software–1.85%
Microsoft	3,931	463,622
		463,622
Technology Hardware, Storage & Peripherals–0.44%
Apple	580	110,171
		110,171
Tobacco–0.56%
Altria Group	2,465	141,565
		141,565
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Water Utilities–0.50%
American Water Works	1,199	$ 125,008
		125,008
Total U.S. Markets (Cost $6,976,470)		7,733,301
§DEVELOPED MARKETS–6.86%
Capital Markets–0.26%
Singapore Exchange ADR	790	63,978
		63,978
Chemicals–0.52%
Linde	746	131,244
		131,244
Construction & Engineering–0.60%
Vinci S.A. ADR	6,205	150,657
		150,657
Electric Utilities–0.58%
Enel S.p.A. ADR	23,008	146,331
		146,331
Equity Real Estate Investment Trusts–0.59%
Klepierre S.A.	2,566	89,749
SITE Centers	4,283	58,335
		148,084
Insurance–0.30%
RenaissanceRe Holdings	518	74,333
		74,333
Metals & Mining–0.57%
Rio Tinto ADR	2,403	141,416
		141,416
Oil, Gas & Consumable Fuels–1.85%
BP ADR	4,004	175,055
Royal Dutch Shell Class A ADR	4,622	289,291
		464,346
Personal Products–0.68%
Unilever (New York Shares)	2,902	169,158
		169,158
Pharmaceuticals–0.38%
AstraZeneca ADR	2,379	96,183
		96,183

LVIP Goldman Sachs Income Builder Fund–2

LVIP Goldman Sachs Income Builder Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Wireless Telecommunication Services–0.53%
Vodafone Group ADR	7,332	$ 133,296
		133,296
Total Developed Markets (Cost $1,671,475)		1,719,026
×EMERGING MARKETS–0.25%
Semiconductors & Semiconductor Equipment–0.25%
Taiwan Semiconductor Manufacturing ADR	1,553	63,611
		63,611
Total Emerging Markets (Cost $60,850)		63,611
Total Common Stock (Cost $8,708,795)		9,515,938
PREFERRED STOCKS–0.21%
•Delphi Financial Group 5.87% (LIBOR03M + 3.19%)	974	22,524
•Morgan Stanley 6.38% (LIBOR03M + 3.71%)	837	22,331
Qwest 6.50%	248	5,677
•SCE Trust V 5.45% (LIBOR03M + 3.79%)	133	2,979
Total Preferred Stocks (Cost $50,998)		53,511

	Principal Amount°
AGENCY ASSET-BACKED SECURITY–0.07%
•Chase Education Loan Trust Series 2007-A A3 2.67% (LIBOR03M + 0.07%) 12/28/23	16,564	16,536
Total Agency Asset-Backed Security (Cost $16,357)		16,536
CORPORATE BONDS–44.84%
Aerospace & Defense–1.30%
Arconic 5.40% 4/15/21	100,000	103,169
Northrop Grumman 3.25% 1/15/28	175,000	172,247
•United Technologies 3.33% (LIBOR03M + 0.65%) 8/16/21	50,000	50,034
		325,450
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Agriculture–0.63%
BAT Capital 4.39% 8/15/37	175,000	$ 156,855
		156,855
Auto Manufacturers–0.21%
General Motors 6.75% 4/1/46	50,000	52,225
		52,225
Auto Parts & Equipment–0.18%
Delphi Technologies 5.00% 10/1/25	50,000	44,150
		44,150
Banks–8.29%
Bank of America
3.25% 10/21/27	125,000	122,498
4.13% 1/22/24	75,000	78,632
μ6.10% 12/29/49	50,000	52,953
Capital One Financial 2.50% 5/12/20	130,000	129,657
CIT Group 5.25% 3/7/25	50,000	53,327
μCitibank 3.17% 2/19/22	250,000	251,076
Citigroup 4.45% 9/29/27	150,000	154,256
Credit Suisse Group 4.28% 1/9/28	250,000	253,088
JPMorgan Chase & Co.
μ3.51% 6/18/22	250,000	253,567
3.63% 12/1/27	200,000	198,913
μ6.10% 10/1/24	25,000	26,265
μ6.13% 4/30/24	50,000	52,469
Morgan Stanley
2.75% 5/19/22	175,000	174,023
3.70% 10/23/24	75,000	76,361
4.00% 7/23/25	100,000	103,016
Wells Fargo & Co. 3.90% 5/1/45	100,000	99,372
		2,079,473
Beverages–1.21%
Anheuser-Busch InBev Worldwide
4.15% 1/23/25	100,000	104,265
4.70% 2/1/36	200,000	200,097
		304,362
Biotechnology–1.07%
Gilead Sciences 2.95% 3/1/27	275,000	267,266
		267,266
Building Materials–0.20%
Masonite International 5.75% 9/15/26	50,000	51,125
		51,125

LVIP Goldman Sachs Income Builder Fund–3

LVIP Goldman Sachs Income Builder Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Chemicals–0.90%
Ashland, LLC
4.75% 8/15/22	50,000	$ 51,625
6.88% 5/15/43	50,000	52,000
Sherwin-Williams
3.45% 6/1/27	50,000	49,169
4.50% 6/1/47	75,000	73,924
		226,718
Commercial Services–0.20%
Refinitiv US Holdings 8.25% 11/15/26	50,000	49,188
		49,188
Computers–1.26%
Banff Merger Sub 9.75% 9/1/26	25,000	24,312
Dell International
5.45% 6/15/23	100,000	106,650
6.02% 6/15/26	50,000	53,824
8.10% 7/15/36	50,000	58,817
Western Digital 4.75% 2/15/26	75,000	71,812
		315,415
Diversified Financial Services–1.34%
Ally Financial 8.00% 11/1/31	50,000	62,312
Curo Group Holdings 8.25% 9/1/25	50,000	43,125
Ladder Capital Finance Holdings 5.25% 3/15/22	50,000	50,875
Nationstar Mortgage 6.50% 7/1/21	50,000	50,125
Navient 5.88% 3/25/21	50,000	51,813
Neuberger Berman Group / Neuberger Berman Finance 4.50% 3/15/27	25,000	25,538
Springleaf Finance 7.13% 3/15/26	50,000	51,000
		334,788
Electric–0.91%
Berkshire Hathaway Energy 3.25% 4/15/28	65,000	64,617
Sempra Energy 3.40% 2/1/28	65,000	62,754
Southern 4.40% 7/1/46	100,000	100,696
		228,067
Food–1.87%
Albertsons/Safeway/New Albertsons 7.50% 3/15/26	20,000	20,675
B&G Foods 5.25% 4/1/25	25,000	24,062
General Mills 3.20% 4/16/21	125,000	126,131
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Food (continued)
Kraft Heinz Foods 4.38% 6/1/46	100,000	$ 86,659
Post Holdings 5.50% 3/1/25	50,000	50,750
Sysco
3.75% 10/1/25	100,000	102,425
4.85% 10/1/45	55,000	59,088
		469,790
Gas–0.30%
NiSource 4.38% 5/15/47	75,000	75,870
		75,870
Health Care Products–1.36%
Becton Dickinson & Co.
3.13% 11/8/21	65,000	65,293
•3.48% (LIBOR03M + 0.88%) 12/29/20	49,000	49,005
3.70% 6/6/27	125,000	124,637
Thermo Fisher Scientific 3.65% 12/15/25	100,000	102,620
		341,555
Health Care Services–1.12%
CHS / Community Health Systems 6.88% 2/1/22	44,000	29,480
DaVita 5.00% 5/1/25	100,000	96,200
HCA
4.75% 5/1/23	50,000	52,442
5.88% 2/15/26	25,000	27,063
Tenet Healthcare
5.13% 5/1/25	50,000	50,377
6.25% 2/1/27	25,000	25,983
		281,545
Insurance–1.10%
American International Group
3.90% 4/1/26	50,000	50,364
4.50% 7/16/44	130,000	124,691
Fidelity & Guaranty Life Holdings 5.50% 5/1/25	25,000	25,219
Hartford Financial Services Group 4.30% 4/15/43	75,000	74,914
		275,188
Internet–2.06%
Amazon.com
2.80% 8/22/24	175,000	175,404
4.95% 12/5/44	50,000	59,709
Booking Holdings 3.65% 3/15/25	125,000	127,544
Netflix 5.88% 2/15/25	50,000	54,157
Symantec 5.00% 4/15/25	20,000	20,049
VeriSign 5.25% 4/1/25	75,000	78,844
		515,707

LVIP Goldman Sachs Income Builder Fund–4

LVIP Goldman Sachs Income Builder Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media–2.44%
Charter Communications Operating
3.58% 7/23/20	250,000	$ 251,862
6.38% 10/23/35	50,000	55,826
Comcast 4.60% 8/15/45	25,000	26,686
DISH DBS 5.88% 7/15/22	50,000	48,577
Gray Escrow 7.00% 5/15/27	25,000	26,625
Sirius XM Radio 4.63% 5/15/23	75,000	76,219
Univision Communications 5.13% 5/15/23	50,000	47,594
Videotron 5.38% 6/15/24	75,000	78,562
		611,951
Mining–0.10%
Glencore Finance Canada 5.55% 10/25/42	25,000	25,012
		25,012
Oil & Gas–1.38%
Chesapeake Energy 8.00% 1/15/25	45,000	46,125
Halcon Resources 6.75% 2/15/25	37,000	22,385
Laredo Petroleum 5.63% 1/15/22	50,000	45,938
Matador Resources 5.88% 9/15/26	50,000	50,125
MEG Energy 6.38% 1/30/23	50,000	46,438
Noble Holding International
7.75% 1/15/24	7,000	6,337
7.88% 2/1/26	25,000	23,281
Range Resources 5.88% 7/1/22	50,000	50,750
Transocean 9.00% 7/15/23	50,000	53,500
		344,879
Oil & Gas Services–0.22%
Nine Energy Service 8.75% 11/1/23	25,000	25,938
Weatherford International 6.80% 6/15/37	50,000	28,500
		54,438
Pharmaceuticals–2.54%
Bausch Health
7.00% 3/15/24	50,000	53,025
9.00% 12/15/25	100,000	109,005
CVS Health
4.78% 3/25/38	25,000	24,794
5.13% 7/20/45	125,000	127,228
Elanco Animal Health 3.91% 8/27/21	25,000	25,427
Mylan
3.15% 6/15/21	130,000	129,670
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Mylan (continued)
3.95% 6/15/26	75,000	$ 71,623
Shire Acquisitions Investments Ireland 3.20% 9/23/26	100,000	96,796
		637,568
Pipelines–3.77%
DCP Midstream Operating 6.75% 9/15/37	50,000	51,750
Energy Transfer L.P. 4.25% 3/15/23	30,000	30,832
Enterprise Products Operating 5.10% 2/15/45	100,000	109,670
Genesis Energy 6.00% 5/15/23	50,000	50,500
Kinder Morgan 5.55% 6/1/45	55,000	60,069
Kinder Morgan Energy Partners L.P. 7.30% 8/15/33	50,000	62,108
NGPL PipeCo, LLC 4.38% 8/15/22	10,000	10,175
Plains All American Pipeline 4.70% 6/15/44	135,000	125,602
Plains All American Pipeline / PAA Finance 3.60% 11/1/24	25,000	24,931
Sabine Pass Liquefaction 5.63% 3/1/25	125,000	137,489
Targa Resources Partners 6.50% 7/15/27	100,000	108,125
Williams Companies
6.30% 4/15/40	95,000	111,237
7.50% 1/15/31	50,000	62,851
		945,339
Real Estate–0.20%
Realogy Group/ Realogy Co-Issuer 9.38% 4/1/27	50,000	51,313
		51,313
Real Estate Investment Trusts–1.39%
American Tower
3.38% 10/15/26	75,000	73,166
5.00% 2/15/24	75,000	80,758
Crown Castle International 5.25% 1/15/23	50,000	53,688
Equinix 5.38% 5/15/27	75,000	78,960
iStar 4.63% 9/15/20	10,000	10,138
SBA Communications 4.88% 9/1/24	50,000	50,702
		347,412

LVIP Goldman Sachs Income Builder Fund–5

LVIP Goldman Sachs Income Builder Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Retail–0.44%
1011778 BC ULC / New Red Finance 5.00% 10/15/25	50,000	$ 49,515
JC Penney 7.40% 4/1/37	50,000	18,000
L Brands 6.88% 11/1/35	50,000	43,438
		110,953
Semiconductors–1.15%
Broadcom
3.00% 1/15/22	75,000	74,672
3.50% 1/15/28	100,000	91,976
3.63% 1/15/24	75,000	74,851
3.88% 1/15/27	50,000	47,814
		289,313
Software–0.20%
Microsoft 3.75% 2/12/45	50,000	51,351
		51,351
Sovereign–0.21%
μCoBank ACB 6.25% 12/29/49	50,000	52,750
		52,750
Telecommunications–4.53%
AT&T
3.00% 6/30/22	125,000	125,606
5.25% 3/1/37	175,000	183,614
Frontier Communications
8.50% 4/1/26	25,000	23,312
9.00% 8/15/31	50,000	28,250
Intelsat Jackson Holdings
8.00% 2/15/24	50,000	52,250
8.50% 10/15/24	25,000	24,437
Nokia 4.38% 6/12/27	10,000	9,925
Nokia of America Corp 6.45% 3/15/29	50,000	49,125
Sprint 7.88% 9/15/23	100,000	105,000
Telefonica Emisiones 7.05% 6/20/36	50,000	60,924
Verizon Communications
2.95% 3/15/22	150,000	150,819
5.25% 3/16/37	125,000	140,802
Wind Tre 5.00% 1/20/26	200,000	183,000
		1,137,064
Trucking & Leasing–0.76%
DAE Funding, LLC 4.00% 8/1/20	50,000	50,250
Park Aerospace Holdings 5.25% 8/15/22	40,000	41,096
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Trucking & Leasing (continued)
Penske Truck Leasing / PTL Finance 3.38% 2/1/22	100,000	$ 100,433
		191,779
Total Corporate Bonds (Cost $11,269,992)		11,245,859
NON-AGENCY ASSET-BACKED SECURITIES–3.57%
•Madison Park Funding XII Series 2014-12A AR 4.02% (LIBOR03M + 1.26%) 7/20/26	196,321	196,336
•Sound Point Clo XXI Series 2018-3A A1A 3.59% (LIBOR03M + 1.18%) 10/26/31	300,000	297,904
•Staniford Street CLO Series 2014-1A AR 3.79% (LIBOR03M + 1.18%) 6/15/25	104,241	104,187
•Whitehorse XII Series 2018-12A A 3.68% (LIBOR03M + 1.25%) 10/15/31	300,000	297,459
Total Non-Agency Asset-Backed Securities (Cost $900,125)		895,886
LOAN AGREEMENTS–1.76%
•Avast Software B.V. 5.10% (LIBOR03M + 2.50%) 9/30/23	8,880	8,881
Consolidated Communications 5.50% 10/4/23	75,000	71,141
•First Data 1st Lien 4.49% (LIBOR01M + 2.00%) 4/26/24	20,624	20,587
•First Data Corporation 4.49% (LIBOR01M + 2.00%) 7/8/22	14,738	14,718
•Infor US 5.25% (LIBOR01M + 2.75%) 2/1/22	24,124	24,054
•Intelsat Jackson Holdings S.A. 6.24% (LIBOR01M + 3.75%) 11/27/23	50,000	49,328
•MEG Energy 6.00% (LIBOR01M + 3.50%) 12/31/23	4,383	4,384
•Micron Technology Inc 4.25% (LIBOR01M + 1.75%) 4/26/22	24,312	24,319
•Sabre GLBL Inc. 4.50% (LIBOR01M + 2.00%) 2/22/24	12,009	11,940

LVIP Goldman Sachs Income Builder Fund–6

LVIP Goldman Sachs Income Builder Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Shearer's Foods 6.75% (LIBOR01M + 4.25%) 6/30/21	24,049	$ 23,756
•SS&C European Holdings Tranche B4 1st Lien 4.75% (LIBOR01M + 2.25%) 4/16/25	10,275	10,206
•SS&C Technologies Inc. 4.75% (LIBOR01M + 2.25%) 4/16/25	49,746	49,391
•SS&C Technologies Tranche B3 1st Lien 4.75% (LIBOR01M + 2.25%) 4/16/25	14,291	14,195
•TransDigm 5.00% (LIBOR01M + 2.50%) 8/22/24	48,371	47,234
•U.S. Renal Care 6.85% (LIBOR03M + 4.25%) 12/30/22	24,188	24,180
•Valeant Pharmaceuticals International 5.48% (LIBOR01M + 3.00%) 6/2/25	19,555	19,452
Worldpay, LLC
•3.91% (LIBOR01W + 1.50%) 1/16/23	11,770	11,764
3.98% (LIBOR01M + 1.50%) 1/16/23	11,980	11,974
Total Loan Agreements (Cost $441,603)		441,504
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS–5.56%
U.S. Treasury Notes
1.13% 6/30/21	640,000	$ 624,537
1.38% 9/30/20	270,000	266,119
2.38% 1/31/23	500,000	502,617
Total U.S. Treasury Obligations (Cost $1,392,579)		1,393,273

	Number of Shares
MONEY MARKET FUND–5.54%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 2.39%)	1,389,593	1,389,593
Total Money Market Fund (Cost $1,389,593)		1,389,593

TOTAL INVESTMENTS–99.50% (Cost $24,170,042)	24,952,100
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.50%	126,328
NET ASSETS APPLICABLE TO 2,491,314 SHARES OUTSTANDING–100.00%	$25,078,428

† Non-income producing.
§ Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.
× Emerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2019. Rate will reset at a future date.

LVIP Goldman Sachs Income Builder Fund–7

LVIP Goldman Sachs Income Builder Fund
Schedule of Investments (continued)
The following futures contracts were outstanding at March 31, 2019:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Interest Rate Contracts:
1	U.S. Treasury 10 yr Notes	$124,219	$124,485	6/19/19	$—	$(266)
2	U.S. Treasury 2 yr Notes	426,187	424,831	6/28/19	1,356	—
1	U.S. Treasury 5 yr Notes	115,828	116,215	6/28/19	—	(387)
(2)	U.S. Treasury Long Bonds	(299,312)	(297,808)	6/19/19	—	(1,504)
4	U.S. Treasury Ultra Bonds	672,000	646,643	6/19/19	25,357	—
Total Futures Contracts					$26,713	$(2,157)
[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2019.

Summary of Abbreviations:
ADR–American Depositary Receipt
CLO–Collateralized Loan Obligation
IT–Information Technology
LIBOR01M–Intercontinental Exchange London Interbank Offered Rate USD 1 Month
LIBOR03M–Intercontinental Exchange London Interbank Offered Rate USD 3 Month
USD–United States Dollar
yr–Year
See accompanying notes.
LVIP Goldman Sachs Income Builder Fund–8

LVIP Goldman Sachs Income Builder Fund
Notes
March 31, 2019 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Goldman Sachs Income Builder Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts and options on futures contracts are valued at the daily quoted settlement prices.   Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value.   Other debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2019:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
U.S. Markets
Aerospace & Defense	$134,382	$—	$—	$134,382
LVIP Goldman Sachs Income Builder Fund–9

LVIP Goldman Sachs Income Builder Fund
Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Common Stock (continued)
U.S. Markets (continued)
Banks	$883,390	$—	$—	$883,390
Biotechnology	46,482	—	—	46,482
Capital Markets	129,648	—	—	129,648
Chemicals	56,669	30,440	—	87,109
Commercial Services & Supplies	109,719	—	—	109,719
Communications Equipment	286,903	—	—	286,903
Diversified Telecommunication Services	202,343	—	—	202,343
Electric Utilities	211,467	—	—	211,467
Electronic Equipment, Instruments & Components	69,445	—	—	69,445
Energy Equipment & Services	74,810	—	—	74,810
Equity Real Estate Investment Trusts	544,786	—	—	544,786
Food Products	116,214	—	—	116,214
Health Care Equipment & Supplies	371,396	—	—	371,396
Health Care Providers & Services	29,608	—	—	29,608
Hotels, Restaurants & Leisure	160,465	—	—	160,465
Household Durables	74,650	—	—	74,650
Household Products	148,479	—	—	148,479
Industrial Conglomerates	170,680	—	—	170,680
Insurance	125,151	—	—	125,151
Interactive Media & Services	127,104	—	—	127,104
IT Services	65,711	—	—	65,711
Machinery	95,727	—	—	95,727
Media	199,740	—	—	199,740
Multi-Utilities	310,513	—	—	310,513
Oil, Gas & Consumable Fuels	859,547	—	—	859,547
Pharmaceuticals	856,700	—	—	856,700
Road & Rail	158,840	—	—	158,840
Semiconductors & Semiconductor Equipment	241,926	—	—	241,926
Software	463,622	—	—	463,622
Technology Hardware, Storage & Peripherals	110,171	—	—	110,171
Tobacco	141,565	—	—	141,565
Water Utilities	125,008	—	—	125,008
Developed Markets
Capital Markets	63,978	—	—	63,978
Chemicals	131,244	—	—	131,244
Construction & Engineering	150,657	—	—	150,657
Electric Utilities	146,331	—	—	146,331
Equity Real Estate Investment Trusts	58,335	89,749	—	148,084
Insurance	74,333	—	—	74,333
Metals & Mining	141,416	—	—	141,416
Oil, Gas & Consumable Fuels	464,346	—	—	464,346
Personal Products	169,158	—	—	169,158
Pharmaceuticals	96,183	—	—	96,183
Wireless Telecommunication Services	133,296	—	—	133,296
Emerging Markets
Semiconductors & Semiconductor Equipment	63,611	—	—	63,611
Preferred Stocks	53,511	—	—	53,511
Agency Asset-Backed Security	—	16,536	—	16,536
Corporate Bonds	—	11,245,859	—	11,245,859
Non-Agency Asset-Backed Securities	—	895,886	—	895,886
Loan Agreements	—	441,504	—	441,504
U.S. Treasury Obligations	—	1,393,273	—	1,393,273
Money Market Fund	1,389,593	—	—	1,389,593
Total Investments	$10,838,853	$14,113,247	$—	$24,952,100
LVIP Goldman Sachs Income Builder Fund–10

LVIP Goldman Sachs Income Builder Fund
Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Derivatives:

Assets:
Futures Contracts	$26,713	$—	$—	$26,713
Liabilities:
Futures Contracts	$(2,157)	$—	$—	$(2,157)
There were no Level 3 investments at the beginning or end of the period.
3. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of March 31, 2019, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
4. Subsequent Events
On March 5, 2019, the Board of Trustees of the Fund approved a plan of liquidation (the “Plan”) for the Fund, a series of the Trust, and submission of the Plan to the beneficial owners of the Fund, including contract owners of variable life insurance policies and variable annuity contracts who have selected the Fund for investment through those policies or contracts and therefore have a beneficial interest in shares of the Fund (“Beneficial Owners”) as of April 23, 2019 (“Record Date”). The liquidation of the Fund will occur only if the Plan is approved by Beneficial Owners as of the Record Date. The Fund will be mailing Beneficial Owners a proxy statement with important information they should consider before voting on the plan. If approved, the liquidation of the Fund is expected to occur on or about August 23, 2019.
LVIP Goldman Sachs Income Builder Fund–11